(Columbia Variable Portfolio - Small Company Growth Fund)
COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Variable Portfolio – Small Company Growth Fund
(the "Fund")

Supplement dated July 16, 2012 to
the Fund's prospectus dated May 1, 2012

The Board of Trustees has approved a new expense cap arrangement for the Fund, which has an effective date of May 1, 2012. Accordingly, the Fund's prospectus is revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus entitled "Columbia Variable Portfolio – Small Company Growth Fund – Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Small Company Growth Fund)		Class 1 Shares	Class 2 Shares
Management fees	[1]	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses	[2]	0.34%	0.34%
Total annual Fund operating expenses		1.21%	1.46%
Fee waivers and/or reimbursements	[3]	(0.23%)	(0.23%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.98%	1.23%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.98% for Class 1 and 1.23% for Class 2.

Expense Example (Columbia Variable Portfolio - Small Company Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	100	361	643	1,446
Class 2 Shares	125	439	776	1,727